Related party transactions (Details Narrative)		12 Months Ended
	Oct. 09, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 04, 2019 CNY (¥)	Oct. 14, 2019 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement [Line Items]
Interest Expenses		¥ 21,701,000	¥ 21,826,000	¥ 22,213,000
Loans Payable		161,439,000	161,569,000
Loan Receivables		753,043,000	754,393,000
Debt Transferred			¥ 1,400
Deposited In Bank Accounts										¥ 9,000,000.0
Loan Extension Agreement [Member]
Statement [Line Items]
Borrowed Amount											¥ 10,000.0
Borrowings Interest Rate, Percentage											15.00%
Penalty Interest Rate											9.00%
Loan Extension Agreement September 2019 [Member]
Statement [Line Items]
Borrowings Interest Rate, Percentage			15.00%
Penalty Interest Rate			9.00%
Chutian And Mr Wei [Member]
Statement [Line Items]
Loans Payable To Related Parties			¥ 10,000.0					$ 10,000.0
Interest Expense	¥ 787,500,000	2,000.0	2,000.0
Repay Borrowings Principal Amount	¥ 10,000.0								¥ 10,000.0
Interest Payable		7,300	5,300
Chief Executive Officer [Member] | In 2018 [Member]
Statement [Line Items]
Interest Payable To Related Parties		1,800	1,700
Borrowed Amount					¥ 17,300	¥ 20,000.0
Ownership Interest, Percentage						80.80%
Borrowings Interest Rate, Percentage						12.00%
Repayments Of Loan Payable		130,000,000	10,000		14,700	¥ 500
Interest Expenses		118,000,000	700		1,400
Interest Payable				500
Offset Against Loan Payable				¥ 1,700	9,900
Loans Payable		900	1,000.0		3,100
Wang Hailin [Member]
Statement [Line Items]
Loans Payable To Related Parties		10,000.0	10,000.0
Interest Payable To Related Parties		¥ 9,000.0	¥ 6,600
Borrowed Amount											¥ 10,000.0
Borrowings Interest Rate, Percentage											10.00%
Variable Interest Entity											7.70%
Hubei Daily Media Group [Member] | Lease commitment [Member]
Statement [Line Items]
Variable Interest Entity		20.00%	20.00%	20.00%				20.00%
Consulting Expenses		¥ 500	¥ 500	¥ 500
Consulting Expenses Payable		¥ 2,500	2,000.0
Hubei New Nature Investment Co [Member]
Statement [Line Items]
Offset Against Loan Payable				1,700	22,600
Loans Payable			¥ 700
Variable Interest Entity		80.80%	80.80%					80.80%
Payable To Related Party		¥ 10,500	¥ 8,100
Loan Receivables				1,300
Operating Expenses				2,800	700
Guarantee Expenses		2,800	2,800
Debt Repaymnet Amount		484,000,000
Paid Reverse Merger Expenses On Behalf						¥ 10,900	¥ 11,300
Offset Against Interest Payable				¥ 500
Debt Transferred			700
Hubei Baoli Ecological Conservation [Member]
Statement [Line Items]
Variable Interest Entity												4.30%
Loan Receivables												¥ 8,000.0
Interest Income Rate												36.00%
Kang Chen [Member]
Statement [Line Items]
Variable Interest Entity												4.30%
Loan Receivables												¥ 3,000.0
Interest Income Rate												36.00%
Li Ling [Member]
Statement [Line Items]
Borrowed Amount					¥ 10,000.0
Borrowings Interest Rate, Percentage					12.00%
Repayments Of Loan Payable					¥ 3,000.0
Interest Expenses					¥ 29,000,000
Variable Interest Entity					2.50%
Deposited In Bank Accounts					¥ 12,000.0
Loan Payable					¥ 3,000.0
Hubei Shanyin Wealth Management Co., Ltd [Member]
Statement [Line Items]
Deposited In Bank Accounts										¥ 2,900,000
Hubei Shanyin Wealth Management Co., Ltd [Member] | Chief Executive Officer [Member]
Statement [Line Items]
Loans Payable To Related Parties		50,000.0	50,000.0
Ownership Interest, Percentage						69.50%
Borrowings Interest Rate, Percentage						9.00%
Interest Expenses		4,700	4,700
Interest Payable		¥ 19,700	¥ 15,000.0
Loans Payable						¥ 60,000.0